Taxation - Deferred tax assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities
Deferred assets, net	€ 305,295	€ 174,923	€ 152,507
Net deferred liabilities	(988,629)	(1,034,823)	(633,984)
Tax loss carryforwards
Deferred tax assets and liabilities
Deferred assets, net	76,603
Assets
Deferred tax assets and liabilities
Deferred assets, net	318,911	186,345	154,463
Net deferred Liabilities	226,469	115,918	75,873
Assets | Provisions
Deferred tax assets and liabilities
Deferred assets, net	29,663	20,511	8,387
Net deferred Liabilities	105,656	70,206	37,671
Assets | Inventories
Deferred tax assets and liabilities
Deferred assets, net	73,661	67,557	47,908
Net deferred Liabilities	1,848	652	5,532
Assets | Tax credit rights
Deferred tax assets and liabilities
Deferred assets, net	76,603	33,921	26,425
Assets | Tax loss carryforwards
Deferred tax assets and liabilities
Deferred assets, net	27,804	58,159	51,750
Net deferred Liabilities	10,459	2,993	2,160
Assets | Tax credits (deductions)
Deferred tax assets and liabilities
Net deferred Liabilities	68,104	14,578
Assets | Other
Deferred tax assets and liabilities
Deferred assets, net	49,701	6,197	19,993
Net deferred Liabilities	40,402	27,489	30,510
Assets | Fixed assets, amortisation and depreciation
Deferred tax assets and liabilities
Deferred assets, net	61,479
Liabilities
Deferred tax assets and liabilities
Deferred assets, net	(13,616)	(11,422)	(1,956)
Net deferred Liabilities	(1,215,098)	(1,150,741)	(709,857)
Liabilities | Other
Deferred tax assets and liabilities
Deferred assets, net	(6,734)	(6,994)
Net deferred Liabilities	(53,503)
Liabilities | Goodwill
Deferred tax assets and liabilities
Deferred assets, net	(2,727)	(3,063)	(2,106)
Net deferred Liabilities	(376,520)	(337,948)	(272,596)
Liabilities | Fixed assets, amortisation and depreciation
Deferred tax assets and liabilities
Deferred assets, net	(4,155)	(16)	3,151
Liabilities | Intangible assets
Deferred tax assets and liabilities
Deferred assets, net		(1,349)	(3,001)
Net deferred Liabilities	(658,099)	(669,316)	(288,819)
Liabilities | Fixed assets
Deferred tax assets and liabilities
Net deferred Liabilities	(85,082)	(92,811)	(86,899)
Liabilities | Debt cancellation costs
Deferred tax assets and liabilities
Net deferred Liabilities	€ (41,894)	€ (50,666)	€ (61,543)